Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	BASIC MATERIALS — 6.2%
4,110	Air Products and Chemicals, Inc.	$1,377,919
18,900	Dow, Inc.	738,045
		2,115,964
	COMMUNICATIONS — 13.6%
63,700	AT&T, Inc.	1,511,601
23,540	Cisco Systems, Inc.	1,426,524
25,200	Comcast Corp. - Class A	848,232
17,000	Corning, Inc.	885,360
		4,671,717
	CONSUMER, CYCLICAL — 4.2%
2,250	Home Depot, Inc.	926,955
13,300	LKQ Corp.	497,287
		1,424,242
	CONSUMER, NON-CYCLICAL — 27.1%
4,850	AbbVie, Inc.	891,915
24,790	Altria Group, Inc.	1,294,782
16,300	Bristol-Myers Squibb Co.	960,885
18,600	CVS Health Corp.	1,050,528
9,890	Gilead Sciences, Inc.	961,308
5,989	Johnson & Johnson	911,226
37,225	Kenvue, Inc.	792,520
8,600	Medtronic PLC[1]	781,052
8,300	Merck & Co., Inc.	820,206
5,650	PepsiCo, Inc.	851,399
		9,315,821
	ENERGY — 10.5%
8,805	Chevron Corp.	1,313,618
33,700	Enbridge, Inc.[1]	1,457,188
7,200	Phillips 66	848,664
		3,619,470
	FINANCIAL — 16.7%
1,200	Blackrock, Inc.	1,290,600
5,600	Capital One Financial Corp.	1,140,776
6,550	JPMorgan Chase & Co.	1,750,815
7,755	M&T Bank Corp.	1,560,616
		5,742,807
	INDUSTRIAL — 10.9%
8,100	CRH PLC[1]	802,143
9,400	Emerson Electric Co.	1,221,530

Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,915	Lockheed Martin Corp.	$886,549
7,420	United Parcel Service, Inc. - Class B	847,587
		3,757,809
	TECHNOLOGY — 2.3%
3,040	International Business Machines Corp.	777,328
	UTILITIES — 5.6%
15,700	Evergy, Inc.	1,007,469
10,940	Sempra	907,254
		1,914,723
	Total Common Stocks
	(Cost $23,008,071)	33,339,881
	SHORT-TERM INVESTMENTS — 2.7%
918,387	Fidelity Investments Money Market Treasury Portfolio - Institutional, 4.202%[2]	918,387
	Total Short-Term Investments
	(Cost $918,387)	918,387
	TOTAL INVESTMENTS — 99.8%
	(Cost $23,926,458)	34,258,268
	Other Assets in Excess of Liabilities — 0.2%	62,121
	TOTAL NET ASSETS — 100.0%	$34,320,389

PLC – Public Limited Company

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.